VIE and Other Finance Receivables, at Fair Market Value (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
VIE and other finance receivables, at fair market value
Maturity value	$ 5,784,472			$ 5,784,472			$ 5,335,328		$ 4,755,291
Unearned income	(1,895,579)			(1,895,579)			(1,720,140)		(1,714,201)
Total VIE finance receivables at fair value	3,861,612	[1]		3,861,612	[1]		3,586,465	[1],[2]	3,017,379	[2]
Not encumbered	27,281			27,281			28,723		23,711
Total VIE and other finance receivables at fair value	3,888,893			3,888,893			3,615,188		3,041,090
Servicing fees	239		258	714		803	1,051		1,049
Variable funding note facility
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value	19,014			19,014			230		19,795
Maximum borrowing capacity	100,000			100,000			100,000		100,000
Multi-tranche and lender credit facility
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value	19,480			19,480			8,277
Maximum borrowing capacity	300,000			300,000			300,000		275,000
Permanent financing related to 2011-A
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value	36,005			36,005			20,505		2,980
Amount of debt	50,000			50,000			50,000		100,000
VIE securitization debt
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value	3,773,189			3,773,189			3,550,394		2,881,395
JGW IV | Credit facility
VIE and other finance receivables, at fair market value
Total VIE and other finance receivables at fair value	13,924			13,924			7,059
Maximum borrowing capacity	$ 200,000			$ 200,000			$ 200,000		$ 200,000

[1]	Pledged as collateral to credit and long-term debt facilities
[2]	(1) Pledged as collateral to credit and long-term debt facilities